Trade Accounts Receivable - Tabular Disclosure of Trade Accounts Receivable By Primary Geographical Markets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 962,457	S/ 861,336	S/ 574,717
Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	245,916	167,963	130,066
Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	624,184	567,672	367,352
México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	92,357	125,701	77,299
Healthcare services [Member]
Trade and other current receivables [Line Items]
Trade and other receivables net	962,457	861,336	574,717
Healthcare services [Member] | Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	245,916	167,963	130,066
Healthcare services [Member] | Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	624,184	567,672	367,352
Healthcare services [Member] | México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 92,357	S/ 125,701	S/ 77,299